SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment
Category
	Estimated Useful Life		Estimated Residual

Electronics and office equipment		3-5 years		5%
Motor vehicles		5-10 years		2-5%
Leasehold improvements		Shorter of lease term or the estimated useful lives of the assets		-

Estimated Useful Lives of Intangible Assets

Category	Estimated Useful Life

Computer software	3-10 years
Internet domain name	10 years
Licensing agreement	Agreement term
Intangible assets arising from business combination
Online payment and other licenses, brand name	10-15 years
Mobile applications and software	5 years